Discontinued operations - Additional Information (Details)	4 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	$ 12,862,936
Loss from discontinued operations	(13,770,740)	$ (13,770,740)
Current assets of discontinued operations (Note 14)	173,454	173,454
Non-current assets of discontinued operations (Note 14)	161,488	161,488
Americana Liberty LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	(12,862,936)	(12,862,936)
Loss from discontinued operations		(13,770,740)
Purchase consideration to be paid no later than June 30, 2026	190,799.54	190,799.54
Purchase consideration to be paid o later than March 31, 2027	$ 190,799.55	$ 190,799.55
Discount rate	10.00%	10.00%
Current assets of discontinued operations (Note 14)	$ 173,454	$ 173,454
Non-current assets of discontinued operations (Note 14)	$ 161,488	$ 161,488